UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C.  20549

                                                    Form 13F-HR

                                                Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   June 30, 1999

Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.):      [   ]    is a restatement.
                                            [   ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          F.W. Thompson Co. Limited
Address:       One St. Clair Avenue West
               Toronto, Canada
               M4V 1K6

Form 13F File Number:  28-7612

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jill Thompson
Title:    Treasurer
Phone:    (416) 515-9500

Signature, Place, and Date of Signing:

/s/ Jill Thompson                      Toronto, Canada                  5/11/99
[Signature]                             [City, State]                     [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                                               Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1

Form 13F Information Table Entry Total:                       15

Form 13F Information Table Value Total:                   $   135,993
                                                              (thousands)


List of Other Included Managers:

None:     Form 13F File Number       Name

1         28 - _______________       Sterling Management [1985] Limited

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                        Item 2:            Item 3:       Item 4:       Item 5:             Item 6:    Item 7:
   Item 1:             Title of            CUSIP         Value       Shares or             Investment Other       Item 8:
Name of Issuer           Class             Number       (x $1000)      Prn Amt   SH/PRN    Discretion Managers    Voting Authority

                                                                                                              (a) Sole  (b) Shared

Alcatel Alsthom          ADR                013904305     17,096       602,500     SH        SOLE              302,500    300,000

Allegiance Telecom Inc.  COM                01747T102     1,646        30,000      SH        SOLE              30,000

Bankamerica Corp.        COM                06605F102     36,436       497,000     SH        SOLE              297,000    200,000

Business Objects         ADR                12328X107     1,095        30,000      SH        SOLE              30,000

Chase Manhattan Corp.    COM                16161A108     12,543       145,000     SH        SOLE              145,000

China Southern Airls Ltd.ADR                16909109      585          46,500      SH        SOLE              26,600     20,000

Ericsson LM Ter Co.      ADR CLB SEK 10     294821400     16,024       486,500     SH        SOLE              236,500    250,000

First Health Group       COM                320960107     9,919        460,000     SH        SOLE              90,000     370,000

Freeport McMoran         CL A               35671D105     188          10,000      SH        SOLE              10,000

Input/Output Inc.        COM                457652105     2,004        265,000     SH        SOLE              165,000    100,000

Merrill Lynch & Co. Inc. COM                590188108     8,745        110,000     SH        SOLE              110,000

Morgan Stanley Dean
  Witter                 COM                617446448     12,433       121,000     SH        SOLE              31,000     90,000

Placer Dome Inc.         COM                725906101     579          49,000      SH        SOLE              49,000

Shared Medical Sys Corp. COM                819486101     12,117       185,700     SH        SOLE              110,700    75,000

Sola Intl. Inc.          COM                834092108     4,583        235,800     SH        SOLE              120,800    115,000



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